Other payables and accrued liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 8 –OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities and consisted of the following as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Other payables	$84,350	$83,494
Salary payable	64,757	105,294
Accrued audit fees	25,000	130,000
Other accrued expenses	51,012	83,370
	$225,119	$402,158

NOTE 9 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following as of December 31, 2021 and 2020:

	2021	2020
Other payables	83,494	110,599
Salary payable	105,294	229,010
Accrued audit fees	130,000	221,000
Other accrued expenses	83,370	57,899
	$402,158	$618,508